Loss Per Ordinary Share - Summary of Loss and Weighted Average Number of Ordinary Shares Outstanding (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Line Items]
Loss used in the computation of basic and diluted loss per ordinary share	$ (51,382,417)	$ (31,321,618)	$ (16,197,889)
Ordinary Shares
Earnings Per Share [Line Items]
Weighted-average number of ordinary shares in the computation of basic loss per share	348,723,365	325,684,272	192,226,528
Before The ADS Ratio Change
Earnings Per Share [Line Items]
Weighted-average number of ordinary shares in the computation of basic loss per share	69,744,673	65,136,854	38,445,306
After The ADS Ratio Change
Earnings Per Share [Line Items]
Weighted-average number of ordinary shares in the computation of basic loss per share	13,948,935	13,027,371	7,689,061